Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement
Schedule of portfolio investments by level in the fair value hierarchy

	September 30, 2023
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,881	$2,907,989	$2,933,870
Second Lien Debt	—	42,704	92,008	134,712
Other Securities	—	—	40,163	40,163
Subtotal	$—	$68,585	$3,040,160	$3,108,745
Investment measured at net asset value(1)				$14,705
Total				$3,123,450

	December 31, 2022
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,362	$2,668,749	$2,694,111
Second Lien Debt	—	5,459	122,891	128,350
Other Securities	—	—	36,395	36,395
Subtotal	$—	$30,821	$2,828,035	$2,858,856
Investment measured at net asset value(1)				$14,732
Total				$2,873,588
(1)	The Company, as a practical expedient, estimates the fair value of its investment in Help HP SCF Investor, LP using the net asset value of the Company’s members’ interest in the entity. As such, the fair value has not been classified within the fair value hierarchy.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,362	$2,668,749	$2,694,111
Second Lien Debt	—	5,459	122,891	128,350
Other Securities	—	—	36,395	36,395
Subtotal	$—	$30,821	$2,828,035	$2,858,856
Investment measured at net asset value(1)				$14,732
Total				$2,873,588

	December 31, 2021
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$17,064	$2,207,036	$2,224,100
Second Lien Debt	—	—	121,550	121,550
Other Securities	—	—	27,973	27,973
Subtotal	$—	$17,064	$2,356,559	$2,373,623
Investment measured at net asset value(1)				$13,751
Total				$2,387,374
(1)

The Company, as a practical expedient, estimates the fair value of its investment in Help HP SCF Investor, LP using the net asset value of the Company’s members’ interest in the entity. As such, the fair value has not been classified within the fair value hierarchy.

Schedule of changes in level III portfolio investments

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the three months ended September 30, 2023:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,772,653	$113,084	$39,102	$2,924,839
Purchases of investments	153,327	—	1,621	154,948
Proceeds from principal repayments and sales of investments	(41,712)	—	—	(41,712)
Accretion of discount/amortization of premium	2,035	68	2	2,105
Payment-in-kind	774	137	567	1,478
Net change in unrealized appreciation (depreciation)	20,907	394	(1,129)	20,172
Net realized gains (losses)	5	—	—	5
Transfers into/(out) of Level 3	—	(21,675)	—	(21,675)
Fair value, end of period	$2,907,989	$92,008	$40,163	$3,040,160

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$20,893	$394	$(1,129)	$20,158

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the nine months ended September 30, 2023:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,668,749	$122,891	$36,395	$2,828,035
Purchases of investments	365,914	86	1,712	367,712
Proceeds from principal repayments and sales of investments	(168,477)	—	—	(168,477)
Accretion of discount/amortization of premium	6,985	201	6	7,192
Payment-in-kind	1,580	397	1,562	3,539
Net change in unrealized appreciation (depreciation)	33,111	816	488	34,415
Net realized gains (losses)	127	—	—	127
Transfers into/(out) of Level 3	—	(32,383)	—	(32,383)
Fair value, end of period	$2,907,989	$92,008	$40,163	$3,040,160

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$32,754	$816	$488	$34,058

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the three months ended September 30, 2022:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,492,968	$116,488	$32,898	$2,642,354
Purchases of investments	178,809	461	1,016	180,286
Proceeds from principal repayments and sales of investments	(94,355)	—	—	(94,355)
Accretion of discount/amortization of premium	3,520	50	—	3,570
Payment-in-kind	228	130	—	358
Net change in unrealized appreciation (depreciation)	(18,171)	(3,345)	(1,569)	(23,085)
Net realized gains (losses)	—	18	—	18
Transfers into/(out) of Level 3	(20,083)	—	—	(20,083)
Fair value, end of period	$2,542,916	$113,802	$32,345	$2,689,063

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(17,747)	$(3,345)	$(1,569)	$(22,661)

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the nine months ended September 30, 2022:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,207,036	$121,550	$27,973	$2,356,559
Purchases of investments	709,912	15,694	4,808	730,414
Proceeds from principal repayments and sales of investments	(331,077)	—	(48)	(331,125)
Accretion of discount/amortization of premium	8,645	210	—	8,855
Payment-in-kind	665	389	397	1,451
Net change in unrealized appreciation (depreciation)	(52,779)	(6,541)	(833)	(60,153)
Net realized gains (losses)	514	—	48	562
Transfers into/(out) of Level 3	—	(17,500)	—	(17,500)
Fair value, end of period	$2,542,916	$113,802	$32,345	$2,689,063

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(50,808)	$(6,522)	$(833)	$(58,163)

				Total
	First Lien Debt	Second Lien Debt	Other Securities	Investments
Fair value, beginning of period	$2,207,036	$121,550	$27,973	$2,356,559
Purchases of investments	900,740	15,694	8,315	924,749
Proceeds from principal repayments and sales of investments	(384,631)	—	(48)	(384,679)
Accretion of discount/amortization of premium	11,062	278	1	11,341
Payment-in-kind	1,080	524	1,110	2,714
Net change in unrealized appreciation (depreciation)	(67,033)	(9,205)	(1,004)	(77,242)
Net realized gains (losses)	495	—	48	543
Transfers into/(out) of Level 3	—	(5,950)	—	(5,950)
Fair value, end of period	$2,668,749	$122,891	$36,395	$2,828,035

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$(64,817)	$(9,186)	$(1,004)	$(75,007)

				Total
	First Lien Debt	Second Lien Debt	Other Securities	Investments
Fair value, beginning of period	$558,318	$53,155	$2,959	$614,432
Purchases of investments	1,956,780	101,352	25,723	2,083,855
Proceeds from principal repayments and sales of investments	(325,175)	(36,250)	(3,348)	(364,773)
Accretion of discount/amortization of premium	8,831	1,008	—	9,839
Payment-in-kind	133	509	537	1,179
Net change in unrealized appreciation (depreciation)	5,052	1,776	455	7,283
Net realized gains (losses)	248	—	1,647	1,895
Transfers into/(out) of Level 3	2,849	—	—	2,849
Fair value, end of period	$2,207,036	$121,550	$27,973	$2,356,559

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$6,807	$1,775	$455	$9,037

Schedule of fair value measurement inputs and valuation techniques

The following table presents quantitative information about the significant unobservable inputs of the Company’s Level 3 financial instruments. The table is not intended to be all-inclusive but instead captures the significant unobservable inputs relevant to the Company’s determination of fair value.

	September 30, 2023
				Range
	Fair	Valuation	Unobservable					Weighted
	Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,641,353	Yield Analysis	Discount Rate	9.33%		19.18%		11.77%
	266,636	Transaction Price	Recent Transaction	96.50%		100.00%		98.56%
Investments in second lien debt	$87,508	Yield Analysis	Discount Rate	11.47%		27.42%		14.89%
	4,500	Transaction Price	Recent Transaction	100.00%		100.00%		100.00%
Investments in other securities:
Unsecured debt	$1,877	Income Approach	Discount Rate	14.50%		14.50%		14.50%
	125	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	18,181	Income Approach	Discount Rate	12.19%		15.48%		13.45%
	1,275	Market Approach	Revenue Multiple	7.50	x	7.50	x	7.50	x
Common equity	16,937	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.30	x
	1,768	Market Approach	Revenue Multiple	7.20	x	8.80	x	8.24	x
Total investments in other securities	$40,163
Total Investments	$3,040,160

	December 31, 2022
				Range
	Fair	Valuation	Unobservable					Weighted
	Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,624,749	Yield Analysis	Discount Rate	9.20%		20.44%		11.27%
	44,000	Transaction Price	Recent Transaction	100.00%		100.00%		100.00%
Investments in second lien debt	$122,891	Yield Analysis	Discount Rate	12.14%		17.20%		14.24%
Investments in other securities
Unsecured debt	$1,826	Income Approach	Discount Rate	16.60%		16.60%		16.60%
	372	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	16,076	Income Approach	Discount Rate	12.20%		15.69%		13.62%
	963	Market Approach	Revenue Multiple	8.78	x	8.78	x	8.78	x
Common equity	15,877	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.25	x
	1,281	Market Approach	Revenue Multiple	10.20	x	10.20	x	10.20	x
Total investments in other securities	$36,395
Total Investments	$2,828,035

	December 31, 2022
		Valuation	Unobservable	Range				Weighted
	Fair Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,624,749	Yield Analysis	Discount Rate	9.20%		20.44%		11.27%
	44,000	Transaction Price	Recent Transaction	100%		100%		100%
Investments in second lien debt	$122,891	Yield Analysis	Discount Rate	12.14%		17.20%		14.24%
Investments in other securities:
Unsecured debt	$1,826	Income Approach	Discount Rate	16.60%		16.60%		16.60%
	372	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	16,076	Income Approach	Discount Rate	12.20%		15.69%		13.62%
	963	Market Approach	Revenue Multiple	8.78	x	8.78	x	8.78	x
Common equity	15,877	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.25	x
	1,281	Market Approach	Revenue Multiple	10.20	x	10.20	x	10.20	x
Total investments in other securities	$36,395
Total Investments	$2,828,035

	December 31, 2021
		Valuation	Unobservable	Range				Weighted
	Fair Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,207,036	Yield Analysis	Discount Rate	5.55%		12.44%		7.52%
Investments in second lien debt	$121,550	Yield Analysis	Discount Rate	7.12%		10.79%		8.51%
Investments in other securities:
Unsecured debt	$1,350	Yield Analysis	Discount Rate	25.33%		25.33%		25.33%
		Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	9,950	Yield Analysis	Discount Rate	11.70%		12.10%		11.92%
	1,298	Market Approach	Revenue Multiple	11.80	x	11.80	x	11.80	x
Common equity	15,375	Market Approach	EBITDA Multiple	8.10	x	19.97	x	13.11	x
Total investments in other securities	$27,973
Total Investments	$2,356,559

Schedule of carrying values and fair values of debt

facilities and 2025 Notes are estimated in accordance with the Company's valuation policy. The carrying value and fair value of the Company’s debt were as follows:

	September 30, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
BNP Funding Facility	$345,000	$345,000	$400,000	$400,000
Truist Credit Facility	680,252	680,252	432,254	432,254
2027 Notes(1)	420,497	392,403	419,498	394,995
2025 Notes(1)	272,630	275,000	271,723	275,000
Total	$1,718,379	$1,692,654	$1,523,475	$1,502,249
(1)	As of September 30, 2023, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $3,782 and $2,370, and unamortized original issuance discount of $721 and $0, respectively. As of December 31, 2022, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $0, respectively.

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
CIBC Subscription Facility	$—	$—	$310,350	$310,350
BNP Funding Facility	400,000	400,000	463,500	463,500
Truist Credit Facility	432,254	432,254	476,000	476,000
2027 Notes(1)	419,498	394,995	—	—
2025 Notes(1)	271,723	275,000	—	—
Total	$1,523,475	$1,502,249	$1,249,850	$1,249,850
(1)	The carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $—, respectively.